Note 8 - Property and equipment, net: Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Gross	$ 8,782,232	$ 8,722,494
Less: accumulated depreciation	(2,609,056)	(2,396,125)
PROPERTY AND EQUIPMENT, NET	6,173,176	6,326,369
Building
Property, Plant and Equipment, Gross	6,328,381	6,552,833
Office Equipment
Property, Plant and Equipment, Gross	847,955	646,830
Equipment
Property, Plant and Equipment, Gross	$ 1,605,896	$ 1,522,831